Related Parties - Related Party Tables (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,081,295	$ 1,281,222	$ 13,960,762	$ 10,579,351
Direct Costs of Revenue	344,776	211,839	1,139,076	754,411
Accounts receivable	1,235,046		1,303,393	3,560,957
Related Party [Domain]
Revenue	368,754	673,551	11,000,706	8,342,278
Direct Costs of Revenue	149,539	108,645	511,692	443,715
Accounts receivable	$ 593,115		$ 804,218	$ 3,355,171